Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disaggregation of Revenue [Abstract]
Schedule of Revenue Disaggregated by Business and Geographic Segments, Based on Management’s Assessment of Available Data

The following tables present the Company’s revenue disaggregated by business and geographic segments, based on management’s assessment of available data:

	Financial years ended December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Revenue recognition at a single point in time:
Sale of crude oil	234,985	252,070	169,472
Sale of oil-based products	84,819	37,096	145,444
	319,804	289,166	314,916

Schedule of Financial Information Concerning our Geographic Segments	Summarized financial information concerning our geographic segments is shown in the following tables:
	Financial years ended December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Southeast Asia	77,068	37,096	30,908
East Asia	242,736	252,070	254,245
Middle East	—	—	29,763
	319,804	289,166	314,916